Schedules of Investments ─ IQ Hedge Macro Tracker ETF
July 31, 2020 (unaudited)

	Shares	Value

Exchange Traded Vehicles — 6.0%

Gold Funds — 3.1%
Aberdeen Standard Physical Gold Shares ETF*(a)	458	$8,697
Graniteshares Gold Trust*(a)	210	4,127
iShares Gold Trust*(a)	5,440	102,598
SPDR Gold MiniShares Trust*(a)	507	9,983
Total Gold Funds		125,405
Silver Fund — 0.8%
iShares Silver Trust*(a)	1,421	32,186
U.S. Dollar Fund — 2.1%
Invesco DB U.S. Dollar Index Bullish Fund	3,413	86,280
Total Exchange Traded Vehicles (Cost $214,292)
		243,871
Investment Companies — 93.9%
BRIC Equity Funds — 5.3%
iShares China Large-Cap ETF(a)	1,589	65,737
iShares MSCI China ETF(a)	1,700	121,567
SPDR S&P China ETF	238	27,365
Total BRIC Equity Funds		214,669

Broad Fund — 2.0%
FlexShares Global Upstream Natural Resources Index Fund(a)	2,749	80,023

Convertible Bond Fund — 11.1%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	6,973	452,478

Emerging Bonds - Local Currency Funds — 4.7%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	1,265	33,927
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,796	151,458
WisdomTree Emerging Markets Local Debt Fund	184	6,070
Total Emerging Bonds - Local Currency Funds		191,455

Emerging Bonds - USD Funds — 2.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	739	83,573
Vanguard Emerging Markets Government Bond ETF(a)	118	9,491
Total Emerging Bonds - USD Funds		93,064

Emerging Equity Funds — 3.8%
iShares Core MSCI Emerging Markets ETF	1,398	72,291
Vanguard FTSE Emerging Markets ETF	1,897	81,590
Total Emerging Equity Funds		153,881

Emerging Small Cap Equity Fund — 2.3%
SPDR S&P Emerging Markets SmallCap ETF	2,200	96,140

Europe Equity Funds — 1.5%
iShares Core MSCI Europe ETF(a)	313	13,841
Vanguard FTSE Europe ETF(a)	880	45,909
Total Europe Equity Funds		59,750

	Shares	Value
Investment Companies (continued)

Floating Rate - Investment Grade Funds — 4.6%
iShares Floating Rate Bond ETF	2,540	$128,702
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,901	58,132
Total Floating Rate - Investment Grade Funds		186,834

Investment Grade Corporate Bond Funds — 8.0%
iShares Broad USD Investment Grade Corporate Bond ETF	83	5,146
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	420	58,107
SPDR Portfolio Short Term Corporate Bond ETF	1,352	42,494
Vanguard Intermediate-Term Corporate Bond ETF	394	38,151
Vanguard Short-Term Corporate Bond ETF	2,222	184,648
Total Investment Grade Corporate Bond Funds		328,546

Japan Equity Fund — 3.2%
Xtrackers MSCI Japan Hedged Equity ETF	3,491	131,471

U.S. Large Cap Core Fund — 1.4%
Energy Select Sector SPDR Fund	1,628	58,657

U.S. Large Cap Growth Funds — 1.1%
iShares Core S&P U.S. Growth ETF	60	4,614
Schwab U.S. Large-Cap Growth ETF(a)	51	5,579
SPDR Portfolio S&P 500 Growth ETF(a)	85	4,088
Vanguard Growth ETF(a)	133	28,910
Vanguard Russell 1000 Growth ETF	10	2,126
Total U.S. Large Cap Growth Funds		45,317

U.S. Medium Term Treasury Bond Funds — 5.5%
iShares 3-7 Year Treasury Bond ETF(a)	919	123,211
Schwab Intermediate-Term U.S. Treasury ETF	595	35,081
Vanguard Intermediate-Term Treasury ETF	966	68,412
Total U.S. Medium Term Treasury Bond Funds		226,704

U.S. Ultra Short Term Bond Funds — 37.1%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	2,369	238,013
Invesco Treasury Collateral ETF	3,461	366,105
IQ Ultra Short Duration ETF†	8,657	429,387
iShares Short Treasury Bond ETF(a)(b)	2,818	312,065
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	1,848	169,166
Total U.S. Ultra Short Term Bond Funds		1,514,736

Total Investment Companies
(Cost $3,583,778)		3,833,725

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)
July 31, 2020 (unaudited)

	Shares	Value

Short-Term Investments — 16.6%

Money Market Funds — 16.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.06%(c)(d)	668,489	$668,489
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(c)	9,266	9,266
Total Short-Term Investments
(Cost $677,755)		677,755

Total Investments — 116.5%
(Cost $4,475,825)		4,755,351
Other Assets and Liabilities, Net — (16.5)%		(673,961)
Net Assets — 100.0%		$4,081,390

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $980,454; total market value of collateral held by the Fund was $1,002,250. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $333,761.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $239,974.
(c)	Reflects the 1-day yield at July 31, 2020.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)
July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020:

		Annual Financing			Notional	Value
		Rate			Amount	Unrealized
		Received/	Expiration	Payment	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	Frequency	(Short)	(Depreciation)(e)
Aberdeen Standard Physical Gold Shares ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	$874	$–
Energy Select Sector SPDR Fund	Morgan Stanley	0 ..60	7/02/2021	Monthly	5,909	–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	0 ..60	7/02/2021	Monthly	8,063	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	24,012	–
Graniteshares Gold Trust	Morgan Stanley	0 ..60	7/02/2021	Monthly	413	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	0 ..60	7/02/2021	Monthly	8,696	–
Invesco Treasury Collateral ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	36,917	–
IQ Ultra Short Duration ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	42,408	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	(0 ..25)	5/04/2021	Monthly	(40,698)	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	12,469	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	496	–
iShares China Large-Cap ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	6,619	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	7,291	–
iShares Core MSCI Europe ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	1,371	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	461	–
iShares Core U.S. REIT ETF	Morgan Stanley	(3 ..05)	5/04/2021	Monthly	(11,959)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	(0 ..25)	5/04/2021	Monthly	(49,232)	–
iShares Floating Rate Bond ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	12,972	–
iShares Gold Trust	Morgan Stanley	0 ..60	7/02/2021	Monthly	10,335	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	5,811	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	(0 ..25)	5/04/2021	Monthly	(31,936)	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	8,369	–
iShares MSCI China ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	12,228	–
iShares MSCI Japan ETF	Morgan Stanley	(0 ..25)	5/04/2021	Monthly	(47,702)	–
iShares Short Treasury Bond ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	31,450	–
iShares Silver Trust	Morgan Stanley	0 ..60	7/02/2021	Monthly	3,239	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	3,538	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	(3 ..35)	5/04/2021	Monthly	(25,906)	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	547	–
Schwab U.S. REIT ETF	Morgan Stanley	(1 ..40)	5/04/2021	Monthly	(38,096)	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	17,026	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	45,553	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	3,406	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	(0 ..25)	5/04/2021	Monthly	(12,520)	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	0 ..60	7/02/2021	Monthly	5,841	–

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)
July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020: (continued)

		Annual Financing			Notional	Value
		Rate			Amount	Unrealized
		Received/	Expiration	Payment	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	Frequency	(Short)	(Depreciation)(e)
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	(1 .05)	5/04/2021	Monthly	$(78,361)	$–
SPDR Gold MiniShares Trust	Morgan Stanley	0 .60	7/02/2021	Monthly	1,004	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	(0 .70)	5/04/2021	Monthly	(5,033)	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	433	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	4,274	–
SPDR S&P China ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	2,760	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	9,701	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	15,253	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	965	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	(1 .70)	5/04/2021	Monthly	(54,715)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	8,215	–
Vanguard FTSE Europe ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	4,643	–
Vanguard Growth ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	2,826	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	3,873	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	6,870	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	(5 .45)	5/04/2021	Monthly	(4,582)	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	213	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	18,614	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	0 .60	7/02/2021	Monthly	627	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	(0 .25)	5/04/2021	Monthly	(5,550)	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	0 .60	7/02/2021	Monthly	13,256	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	(1 .20)	5/04/2021	Monthly	(5,432)	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $239,974 at July 31, 2020. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Reflects the value at reset date of July 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)
July 31, 2020 (unaudited)

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Vehicles	$243,871	$–	$–	$243,871
Investment Companies	3,833,725	–	–	3,833,725
Short-Term Investments:
Money Market Funds	677,755	–	–	677,755
Total Investments in Securities	4,755,351	–	–	4,755,351
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$4,755,351	$–	$–	$4,755,351
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2020 is as follows:

Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2020	Value ($) at 07/31/2020
IQ Ultra Short Duration ETF	6,370	314,997	112,202	–	–	2,188	1,345	–	8,657	429,387
	6,370	314,997	112,202	–	–	2,188	1,345	–	8,657	429,387